Investments in associates and joint venture - Summary of Changes in this caption (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in associates and joint venture
As of January 1,	$ 1,488,775	$ 1,488,247
Reclassification of share of the year in losses of Yanacocha to discontinued operations, note 1(e)	(422,394)	(72,219)
Reclassification to held for sale of the investment in Yanacocha	264,838	0
Net share in profit of associates and joint venture	240,450	62,702	$ 89,290
Dividends declared and collected by associates	(148,411)	(3,649)
Equity reduction of minor investments	(580)	(119)
Unrealized results on investments	(335)	264
Translation adjustments and other	(48)	96
Acquisition of Tinka Resources Ltd.	0	13,453
As of December 31,	$ 1,422,295	$ 1,488,775	$ 1,488,247